14 INCOME TAX AND SOCIAL CONTRIBUTION (Details 5)	12 Months Ended
Dec. 31, 2019
Tax losses [Member]
IncomeTaxAndSocialContributionTillLineItems [Line Items]
Description	The Company incur tax losses at the parent company level, because of financial expenses over its leverage, since it holds substantially all loans and financings of CSN group. In 2018 the parent company presented taxable income.
Foreign exchange differences [Member]
IncomeTaxAndSocialContributionTillLineItems [Line Items]
Description	The Company usually opts for the taxation of exchange differences on a cash basis. As a result, taxes are due and expenses are deductible when the underlying asset or liabilities is settled.
Losses on Usiminas shares [Member]
IncomeTaxAndSocialContributionTillLineItems [Line Items]
Description	Changes in investments in Usiminas’ shares are recognized on an accrual basis, but the event that generates taxation or deductibility will only occur at the time of divestment.
Other provisions [Member]
IncomeTaxAndSocialContributionTillLineItems [Line Items]
Description	Other provisions are recognized on an accrual basis, but their taxation occurs only at the time of their realization. This includes provisions for contingencies, impairment losses, environmental liabilities, etc.